OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Interest income	$ 4	$ 114
Other, net	860	261
Total	$ 864	$ 375